FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 13,158,583	R$ 14,403,368
Financial assets Fair value	13,158,583	14,403,368
Financial liabilities Book value	15,929,592	17,091,843
Fair value of financial liabilities	15,930,137	16,983,334
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	4,050,338	5,105,110
Current financial assets Fair value	4,050,338	5,105,110
Short-term investments pledged as collateral | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	81,486	78,166
Noncurrent financial assets Fair value	81,486	78,166
Trade accounts receivable | Loans and receivables
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	8,588,466	8,701,688
Noncurrent financial assets Book value	273,888	305,411
Current financial assets Fair value	8,588,466	8,701,688
Noncurrent financial assets Fair value	273,888	305,411
Derivative financial instruments | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	2,480	3,979
Current financial assets Fair value	2,480	3,979
Derivative financial instruments | Hedges (economic) | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	85,163	64,964
Noncurrent financial assets Book value	76,762	144,050
Current financial assets Fair value	85,163	64,964
Noncurrent financial assets Fair value	76,762	144,050
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	7,447,100	7,611,246
Noncurrent financial liabilities Book value		71,907
Current financial liabilities Fair value	7,447,100	7,611,246
Noncurrent financial liabilities Fair value		71,907
Loans and financing | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	304,921	1,286,828
Noncurrent financial liabilities Book value	520,421	874,982
Current financial liabilities Fair value	317,231	1,307,310
Noncurrent financial liabilities Fair value	505,422	822,818
Loans and financing | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,316,034	1,256,147
Noncurrent financial liabilities Book value	1,353,582	1,837,077
Current financial liabilities Fair value	1,463,609	1,363,539
Noncurrent financial liabilities Fair value	1,291,974	1,668,524
Debentures | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	312	307
Noncurrent financial liabilities Book value	40,010	36,990
Current financial liabilities Fair value	1,490	1,412
Noncurrent financial liabilities Fair value	37,717	34,124
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,412,174	2,120,197
Noncurrent financial liabilities Book value	3,068,243	1,396,813
Current financial liabilities Fair value	1,532,427	2,242,291
Noncurrent financial liabilities Fair value	2,866,372	1,260,814
Derivative financial instruments | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	4,504	4,111
Current financial liabilities Fair value	4,504	4,111
Derivative financial instruments | Hedges (economic) | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	735	179,101
Noncurrent financial liabilities Book value	15,412	1,404
Current financial liabilities Fair value	735	179,101
Noncurrent financial liabilities Fair value	15,412	1,404
Contingent consideration | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	446,144	414,733
Noncurrent financial liabilities Fair value	R$ 446,144	R$ 414,733